			SHARES	COST	FAIR VALUE

Equities — 0.30%*:
Common Stocks — 0.30%*:
Boomerang Tube Holdings, Inc.¤			36,149	$3,510,832	$0
Fieldwood Energy LLC¤			167,574	4,057,567	1,676
Jupiter Resources Inc.¤+			1,171,624	5,662,542	878,718
Templar Energy LLC¤			135,392	734,072	0
Templar Energy LLC¤			110,050	1,100,496	0
Travelex Private Equity¤+			16,120	0	0
Total Common Stocks			1,636,909	15,065,508	880,394

Preferred Stocks - 0.00%*:
Pinnacle Operating Corp.¤			213,016	0	0
Total Preferred Stocks			213,016	0	0

Warrants — 0.00%*:
Appvion Holdings Corp.¤			12,892	137,280	0
Appvion Inc.¤			12,892	0	0
Total Warrants			25,784	137,280	0

Total Equities			1,875,709	15,202,789	880,394

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 136.29%*:
Asset-Backed Securities — 12.02%*:
CDO/CLO — 12.02%*:
Anchorage Capital CLO LTD 2015-6A, 3M LIBOR + 6.350%^~	6.63%	7/15/2030	600,000	$608,862	$545,252
Anchorage Capital CLO LTD 2016-9A ER, 3M LIBOR + 6.410%^~	6.69	7/15/2032	1,500,000	1,455,000	1,370,942
Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%^~	7.07	10/15/2030	1,000,000	977,213	957,414
Bain Capital Credit CLO 2020-2 E, 3M LIBOR + 6.830%^~	7.15	7/29/2031	1,000,000	926,137	970,851
Ballyrock CLO LTD 2019-2A, 3M LIBOR + 7.740%^~	7.99	11/20/2030	2,000,000	1,960,000	1,979,832
BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%^~	5.92	10/20/2031	1,000,000	1,000,000	882,699
Canyon CLO LTD 2019-2A, 3M LIBOR + 7.150%^~	7.43	10/15/2032	1,000,000	1,000,000	959,189
Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%^~	6.17	1/21/2031	750,000	750,000	650,030
Carlyle Global Market Strategies 2013-3A, 3M LIBOR + 7.750%^~	8.03	10/15/2030	1,022,671	1,022,671	665,838
Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%^~	5.57	1/22/2030	700,000	700,000	551,485
Carlyle Global Market Strategies 2019-3 LTD, 3M LIBOR + 7.030%^~	7.30	10/20/2032	1,000,000	975,000	948,050
Cedar Funding LTD 2016-6A, 3M LIBOR + 5.900%^~	6.17	10/20/2028	2,500,000	2,500,000	2,185,513
CIFC Funding 2020-1 LTD^~	7.35	7/15/2032	1,900,000	1,881,000	1,863,942
Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%^~	5.78	1/15/2031	1,000,000	1,000,000	847,099
GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%^~	6.77	4/22/2030	1,500,000	1,435,941	1,107,330
GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%^~	5.67	1/18/2031	500,000	500,000	435,507
KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%^~	5.77	10/16/2030	1,500,000	1,500,000	1,251,966
LCM LTD 2019-30, 3M LIBOR + 6.950%^~	7.22	4/21/2031	1,100,000	1,100,000	1,040,494
Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%^~	4.61	1/24/2028	1,000,000	1,000,000	858,914
Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%^~#	7.84	10/18/2030	2,000,000	1,960,000	1,541,570
Madison Park Funding LTD 2019-32E, 3M LIBOR + 7.100%^~	7.36	1/22/2031	1,000,000	997,800	967,287
Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%^~	7.88	11/15/2028	1,400,000	1,386,000	1,161,146
Neuberger Berman Loan Advisers CLO LTD, 3M LIBOR + 7.050% ^~	7.32	7/21/2031	800,000	792,000	781,055
OCP CLO LTD 2020-19, 3M LIBOR + 6.110% ¤^~	6.38	7/21/2031	800,000	710,684	750,918
OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%^~	8.17	1/20/2032	2,000,000	1,970,323	1,630,632
OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%^~	8.16	7/23/2031	1,500,000	1,477,500	1,161,798
Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%^~	5.77	1/21/2031	2,000,000	2,000,000	1,484,234
Sound Point CLO Ltd Series 2020-1A Class E, 3M LIBOR + 7.080%^~	7.39	7/22/2030	1,600,000	1,467,579	1,548,955
Steele Creek CLO LTD 2017-1A, 3M LIBOR + 6.200%^~	6.48	10/15/2030	800,000	800,000	583,085
TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%^~	5.77	4/20/2031	1,000,000	929,339	885,775
Voya CLO LTD 2019-4A, 3M LIBOR + 7.480%^~	7.76	1/18/2033	1,400,000	1,358,585	1,338,520
Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%^~	5.82	1/17/2031	1,500,000	1,500,000	1,212,462
Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%^~	6.05	11/20/2030	1,000,000	1,000,000	865,612
Total CDO/CLO			41,372,671	40,641,634	35,985,395

Total Asset-Backed Securities			41,372,671	40,641,634	35,985,395

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans§ — 10.46%*:
Automotive — 0.62%*:
Dexko Global Inc, 3M LIBOR + 8.250%~	9.25%	7/24/2025	2,000,000	$2,000,000	$1,850,000
Total Automotive			2,000,000	2,000,000	1,850,000

Cargo Transport — 0.92%*:
PS Logistics, 1M LIBOR + 4.750%~	5.75	3/31/2025	2,940,000	2,957,728	2,744,314
Total Cargo Transport			2,940,000	2,957,728	2,744,314

Chemicals, Plastics and Rubber — 0.51%*:
Colouroz Investment 2 LLC, 3M LIBOR + 7.250%+~	5.25	9/21/2024	2,033,201	2,025,452	1,524,901
Total Chemicals, Plastics and Rubber			2,033,201	2,025,452	1,524,901

Diversified/Conglomerate Manufacturing — 0.95%*:
Averys, 3M LIBOR + 8.250%+~	8.25	8/7/2026	500,000	571,943	492,801
Commercial Vehicle Group Inc., 1M LIBOR + 6.000%~	11.50	4/12/2023	557,836	551,428	507,631
SunSource, Inc., 1M LIBOR + 8.000%~	9.00	4/30/2026	2,500,000	2,515,799	1,857,825
Total Diversified/Conglomerate Manufacturing			3,557,836	3,639,170	2,858,257

Diversified/Conglomerate Service — 4.89%*:
Misys (Finastra), 3M LIBOR + 7.250%~	8.25	6/16/2025	15,630,136	15,503,721	14,637,623
Total Diversified/Conglomerate Service			15,630,136	15,503,721	14,637,623

Healthcare, Education and Childcare — 2.50%*:
Advanz Pharma Corp., 1M LIBOR + 5.500%+~	6.50	9/6/2024	3,840,000	3,783,268	3,720,000
Envision Healthcare, 1M LIBOR + 3.750%~\	3.90	10/10/2025	5,250,000	3,763,125	3,775,328
Total Healthcare, Education and Childcare			9,090,000	7,546,393	7,495,328

Mining, Steel, Iron and Non-Precious Metals — 0.07%*:
Boomerang Tube, LLC, 3M LIBOR + 6.500%¤~	5.16	6/30/2022	2,585,245	2,585,245	206,820
Total Mining, Steel, Iron and Non-Precious Metals			2,585,245	2,585,245	206,820

Oil and Gas — 0.00%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%~	0.00	4/11/2023	7,481,592	2,720,500	1,721
Total Oil and Gas			7,481,592	2,720,500	1,721

Total Bank Loans			45,318,011	38,978,209	31,318,962

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Corporate Bonds — 113.81%*:
Aerospace and Defense — 4.20%*:
TransDigm Group, Inc.#	7.50%	3/15/2027	6,000,000	$6,025,285	$6,229,860
Triumph Group, Inc.#	7.75	8/15/2025	8,289,000	8,293,259	5,315,321
Triumph Group, Inc.^	8.88	6/1/2024	966,000	966,000	1,028,790
Total Aerospace and Defense			15,255,000	15,284,545	12,573,971

Automotive — 3.09%*:
Power Solutions^#	8.50	5/15/2027	8,965,000	9,062,418	9,256,363
Total Automotive			8,965,000	9,062,418	9,256,363

Beverage, Food and Tobacco — 2.48%*:
Boparan Finance plc+^#	5.50	7/15/2021	800,000	1,042,807	976,541
Kehe Distributors, LLC^#	8.63	10/15/2026	1,287,000	1,287,000	1,393,178
Manitowoc Foodservice#	9.50	2/15/2024	3,074,000	3,203,676	3,150,850
Refresco Group N.V.+^#	6.50	5/15/2026	1,600,000	1,931,897	1,913,449
Total Beverage, Food and Tobacco			6,761,000	7,465,381	7,434,018

Broadcasting and Entertainment — 4.78%*:
Arqiva Broadcast+^#	6.75	9/30/2023	2,400,000	3,039,538	3,193,631
Banijay+^#	6.50	3/1/2026	2,500,000	2,761,119	2,832,157
Clear Channel Worldwide Holdings Inc.#	9.25	2/15/2024	5,469,000	5,790,716	5,301,649
Cox Media Group^#	8.88	12/15/2027	1,837,000	1,854,202	1,850,778
Dish DBS Corp.	7.75	7/1/2026	673,000	609,839	739,869
Townsquare Media, LLC^	6.50	4/1/2023	430,000	399,721	393,988
Total Broadcasting and Entertainment			13,309,000	14,455,134	14,312,071

Buildings and Real Estate — 3.35%*:
Cemex S.A.B. de C.V.^	7.38	6/5/2027	698,000	698,000	754,196
New Enterprise Stone & Lime^	9.75	7/15/2028	665,000	665,000	718,200
Realogy Group^#	9.38	4/1/2027	3,763,000	3,581,657	3,895,458
Realogy Group^	7.63	6/15/2025	329,000	329,000	344,628
Service Properties Trust	4.38	2/15/2030	400,000	346,833	332,000
STL Holding Co LLC^#	7.50	2/15/2026	4,000,000	4,000,000	3,995,000
Total Buildings and Real Estate			9,855,000	9,620,490	10,039,481

Cargo Transport — 3.24%*:
Kenan Advantage^#	7.88	7/31/2023	10,000,000	10,036,100	9,700,000
Total Cargo Transport			10,000,000	10,036,100	9,700,000

Chemicals, Plastics and Rubber — 4.72%*:
Carlyle Group^#	8.75	6/1/2023	3,000,000	2,970,300	3,007,500
Consolidated Energy Finance S.A.^#	6.88	6/15/2025	3,314,000	3,195,473	3,015,740
Consolidated Energy Finance S.A.^	6.50	5/15/2026	2,470,000	1,719,809	2,163,251
CVR Partners LP^#	9.25	6/15/2023	4,576,000	4,542,482	4,232,800
Diversey^#	5.63	8/15/2025	1,500,000	1,624,232	1,714,718
Total Chemicals, Plastics and Rubber			14,860,000	14,052,296	14,134,009

Containers, Packaging, and Glass — 3.65%*:
Mauser Packaging Solutions^#	7.25	4/15/2025	2,575,000	2,451,029	2,423,719
Tekni-Plex^#	9.25	8/1/2024	8,000,000	7,903,065	8,492,400
Total Containers, Packaging, and Glass			10,575,000	10,354,094	10,916,119

Diversified/Conglomerate Manufacturing — 2.48%*:
Appvion Inc.¤	9.00	6/1/2021	13,200,000	0	0
Heat Exchangers^+	7.78	10/9/2025	625,000	656,267	659,507
Manitowoc Cranes^#	9.00	4/1/2026	6,538,000	6,547,357	6,750,485
Total Diversified/Conglomerate Manufacturing			20,363,000	7,203,624	7,409,992

	EFFECTIVE INTEREST RATE‡		DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Diversified/Conglomerate Service — 4.53%*:
Algeco Scotsman+^#	6.50%	2/15/2023	#REF!	1,750,000	$2,139,924	$2,046,341
Carlson Travel Holdings^#	11.50		12/15/2026	6,040,000	6,049,490	3,638,556
Endurance International Group LLC#	10.88		2/1/2024	1,324,000	1,376,278	1,376,960
Truck Hero Inc.^#	8.50		4/21/2024	6,118,000	6,141,610	6,485,080
Total Diversified/Conglomerate Service				15,232,000	15,707,302	13,546,938

Electronics — 9.06%*:
International Wire Group Inc.^#	10.75		8/1/2021	7,389,000	7,263,042	6,557,738
Solera^#	10.50		3/1/2024	1,000,000	1,053,664	1,045,000
Wesco Distribution Inc.^	7.13		6/15/2025	460,000	460,000	501,078
Wesco Distribution Inc.^	7.25		6/15/2028	475,000	471,409	520,446
Veritas Bermuda Ltd.^#	10.50		2/1/2024	16,957,000	15,062,250	15,946,363
Veritas Bermuda Ltd.^#	7.50		9/1/2025	2,024,000	2,024,000	2,087,250
Presidio Inc.^#	8.25		2/1/2028	430,000	430,000	450,425
Total Electronics				28,735,000	26,764,364	27,108,299

Finance — 4.76%*:
Alliance Data Systems Corporation^	7.00		1/15/2026	2,000,000	1,992,500	1,990,200
Avolon Holdings^#	6.50	9/15/2024	#REF!	8,021,611	6,175,471	4,472,048
Galaxy Bidco Ltd.+^#	6.50		7/31/2026	1,500,000	1,865,092	1,971,341
Lowell+^	8.50		11/1/2022	1,660,000	2,036,417	1,964,227
Travelex, 1M LIBOR + 5.500% (7.500% PIK)+~¤	7.50		8/3/2025	2,015,000	2,211,122	3,770,097
Travelex+^#¤	8.00		5/15/2022	4,600,000	5,097,344	80,900
Total Finance				19,796,611	19,377,945	14,248,813

Healthcare, Education and Childcare — 8.68%*:
Advanz Pharma Corp.+	8.00		9/6/2024	3,743,000	3,677,510	3,668,140
Bausch Health Companies Inc.^#	9.00		12/15/2025	11,045,000	11,269,992	12,014,751
Endo International^#	7.50		4/1/2027	1,890,000	1,890,000	1,980,115
Ortho-Clinical Diagnostics Inc.^#	7.25		2/1/2028	2,063,000	2,063,000	2,145,520
Radiology Partners Inc.^#	9.25		2/1/2028	586,000	586,000	609,440
Synlab+^#	8.25		7/1/2023	2,000,000	2,490,756	2,397,674
Verscend Technologies, Inc.^#	9.75		8/15/2026	2,915,000	3,076,908	3,169,450
Total Healthcare, Education and Childcare				24,242,000	25,054,165	25,985,090

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.53%*:
Balta+^#	7.75		9/15/2022	1,741,500	1,948,390	1,585,557
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,741,500	1,948,390	1,585,557

Hotels, Motels, Inns and Gaming — 1.88%*:
Boyne USA, Inc.^#	7.25		5/1/2025	950,000	950,000	997,500
Caesars Resort Collection^	5.25		10/15/2025	123,000	107,901	119,003
Golden Nugget Inc.#	8.75		10/1/2025	0	1	0
Scientific Games International Inc.^#	8.63		7/1/2025	4,325,000	4,420,222	4,513,029
Total Hotels, Motels, Inns and Gaming				5,398,000	5,478,124	5,629,532

Insurance — 5.14%*:
Acrisure LLC^#	10.13		8/1/2026	9,575,000	9,757,537	10,605,845
Acrisure LLC^#	8.13		2/15/2024	4,564,000	4,673,508	4,780,790
Total Insurance				14,139,000	14,431,046	15,386,635

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Leisure, Amusement, Entertainment — 2.09%*:
Eldorado Resorts^#	8.13%	7/1/2027	4,000,000	$3,892,108	$4,240,000
Motion Finco+^	7.00	5/15/2025	1,750,000	1,933,418	2,018,544
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)		5,750,000	5,825,525	6,258,544

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 6.02%*:
Apex Tool Group LLC^#	9.00	2/15/2023	10,627,000	10,453,813	9,829,975
Diebold Nixdorf^	9.00	7/15/2025	815,000	959,761	981,752
Diebold Nixdorf^#	9.38	7/15/2025	5,000,000	5,338,259	5,275,000
Sarens+^#	5.75	2/21/2027	1,900,000	2,085,826	1,938,071
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)		18,342,000	18,837,659	18,024,797

Mining, Steel, Iron and Non-Precious Metals — 10.68%*:
Cleveland-Cliffs Inc.^	9.88	10/17/2025	6,000,000	6,596,669	6,697,500
Consol Energy Inc.^#	11.00	11/15/2025	10,316,000	10,699,478	4,539,040
First Quantum Minerals+^#	7.25	4/1/2023	2,000,000	1,939,754	1,997,500
First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,410,874	9,668,550
First Quantum Minerals+^	6.88	10/15/2027	200,000	200,000	192,750
Northwest Acquisitions ULC+^	7.13	11/1/2022	16,122,000	12,408,163	257,952
Perenti Finance Pty Ltd.+^	6.50	10/7/2025	2,500,000	2,500,000	2,514,051
SunCoke Energy Inc.^#	7.50	6/15/2025	5,743,000	5,722,133	5,180,301
Warrior Met Coal Inc.^#	8.00	11/1/2024	914,000	914,000	930,854
Total Mining, Steel, Iron and Non-Precious Metals			53,570,000	50,391,072	31,978,498

Oil and Gas — 16.36%*:
Calumet Specialty Products^#	9.25	7/15/2024	2,850,000	2,741,907	3,089,486
Calumet Specialty Products^#	11.00	4/15/2025	1,030,000	1,063,678	932,150
CVR Energy, Inc.^	5.75	2/15/2028	3,850,000	3,290,552	3,272,500
EnLink Midstream Partners L.P.	4.40	4/1/2024	239,000	217,041	215,100
EnLink Midstream Partners L.P.	4.85	7/15/2026	200,000	173,705	173,022
EnLink Midstream Partners L.P.	5.60	4/1/2044	1,077,000	683,061	691,973
Genesis Energy LP#	7.75	2/1/2028	2,000,000	1,869,112	1,737,700
Globe Luxembourg SA+^#	9.63	4/1/2023	4,238,000	4,282,057	2,023,645
Globe Luxembourg SA+^	9.88	4/1/2022	203,000	206,465	97,440
Harvest Midstream^	7.50	9/1/2028	458,000	458,000	455,710
Hilcorp Energy^#	6.25	11/1/2028	3,202,000	2,769,407	2,913,820
Jonah Energy LLC^#	7.25	10/15/2025	5,714,000	5,009,911	635,683
Jupiter Resources Inc.+¤	10.00	1/31/2024	1,424,667	1,424,667	1,383,964
Laredo Petroleum Inc.	9.50	1/15/2025	622,000	622,000	370,662
Laredo Petroleum Inc.	10.13	1/15/2028	3,765,000	3,666,062	2,221,350
MEG Energy Corp.+^#	7.13	2/1/2027	2,698,000	2,516,707	2,419,647
Neptune Energy Bondco PLC^#	6.63	5/15/2025	2,806,000	2,579,735	2,502,728
Occidental Petroleum Corp.	8.50	7/15/2027	4,000,000	4,034,207	4,030,840
Occidental Petroleum Corp.#	7.88	9/15/2031	2,500,000	2,661,559	2,425,000
Occidental Petroleum Corp.	4.50	7/15/2044	586,000	435,166	419,356
Ovintiv Canada ULC+	6.50	2/1/2038	1,000,000	910,000	909,036
PBF Holding Company LLC^	6.00	2/15/2028	6,000,000	4,911,015	4,026,300
Southwestern Energy Co.	8.38	9/15/2028	449,000	449,000	441,192
Vine Oil & Gas^#	9.75	4/15/2023	9,662,000	8,197,685	6,570,160
Welltec A/S+^#	9.50	12/1/2022	5,713,000	5,683,283	5,027,440
Total Oil and Gas			66,286,667	60,855,982	48,985,903

Personal and Non Durable Consumer Products — 0.02%*:
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	59,640
Total Personal and Non Durable Consumer Products			2,982,000	2,982,000	59,640

Personal Transportation — 1.11%*:
American Airlines^#	11.75	7/15/2025	3,000,000	2,970,000	2,895,000
Naviera Armas, 3M EURIBOR + 4.250%^+~	4.25	11/15/2024	150,000	128,489	90,523
Naviera Armas, 3M EURIBOR + 6.500%^+~	6.50	7/31/2023	525,000	608,246	333,943
Total Personal Transportation			3,675,000	3,706,735	3,319,466

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

	Printing and Publishing — 1.62%*:
	Cimpress N.V.^#	7.00%	6/15/2026	2,069,000	$2,069,000	$1,965,550
	Houghton Mifflin Harcourt Publishers Inc.^#	9.00	2/15/2025	3,000,000	2,947,322	2,880,000
	Total Printing and Publishing			5,069,000	5,016,322	4,845,550

	Telecommunications — 7.95%*:
	BMC Software^#	9.75	9/1/2026	8,000,000	7,750,348	8,456,800
	Commscope Inc.^#	8.25	3/1/2027	11,673,000	11,690,862	12,139,920
	Consolidated Communications Holdings Inc.^	6.50	10/1/2028	832,000	832,000	848,640
	Digicel Limited+^#>	8.25	9/30/2020	2,500,000	2,491,364	25
	Northwest Fiber LLC^#	10.75	6/1/2028	1,206,000	1,334,978	1,314,540
	Viasat^	6.50	7/15/2028	790,000	790,000	791,146
	Windstream^	7.75	8/15/2028	251,000	251,000	246,608
	Total Telecommunications			25,252,000	25,140,552	23,797,678

	Utilities — 1.39%*:
	Techem+^#	6.00	7/30/2026	3,500,000	3,994,335	4,175,370
	Total Utilities			3,500,000	3,994,335	4,175,370

	Total Corporate Bonds			403,653,778	383,045,599	340,712,332

	Total Fixed Income			490,344,460	462,665,441	408,016,689

	Total Investments			492,220,169	477,868,230	408,897,083

Other assets and liabilities — (36.58)%						(109,528,086)
	Net Assets — 100%					$299,368,997

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2020.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.
	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2020.
	United States	82.4%
	United Kingdom	6.4%
	Zambia	2.9%
	Germany	2.1%
	Canada	1.4%
	France	1.3%
	Denmark	1.2%
	Belgium	0.9%
	(Individually less than 1%)	1.4%
		100.0%

Schedule of Investments.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments:

Description	Level 1	Level 2		Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$		$880,394	$880,394
Preferred Stocks	-		-	-	-
Warrants	-		-	-	-
Total Equities:	-			880,394	880,394
Fixed Income:
Asset-Backed	$-		$35,985,395	$-	$35,985,395
Securities Bank Loans	-		31,112,142	206,820	31,318,962
Corporate Bonds	-		335,477,371	5,234,961	340,712,332
Total Fixed Income	$-		$402,574,908	$5,441,781	$408,016,689
Derivative Securities:
Foreign Exchange Contracts:	$-		$287,695	$-	$287,695
Total Derivative Securities	$-		$287,695	$-	$287,695
Total Assets	$-		$402,862,603	$6,322,175	$409,184,778

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

Type of Assets	Fair Value as of September 30, 2020	Valuation Technique(s)	Unobservable Input

Equities
Appvion Holdings Corp.	$0	Broker Quote	$0.00; Valued at Zero.
Appvion Inc.	$0	Broker Quote	$0.0; Valued at Zero
Boomerang Tube Holdings, Inc.	$0	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $20.4 million; Discount rate 20%

Fieldwood Energy LLC	$1,676	Barings Supplied	$0.01 Price taken from Barings sourced via Markit
Jupiter Resources Inc.	$878,718	Barings Supplied	$0 Price taken from Barings sourced via Markit
Pinnacle Operating Corp.$0Zero ValueValued at ZeroPinnacle Operating Corp.	$0	Zero Value	Valued at Zero
Templar Energy LLC	$0	Broker Quote	Valued at zero until final accrued is received.
Templar Energy LLC	$0	Broker Quote	Valued at zero until final accrued is received.
Travelex Private Equity	$0	Broker Quote	Valued at Zero.
Bank Loans
Boomerang Tube, LLC	$206,820	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $20.4 million; Discount rate 20%
Corporate Bonds
Appvion Inc.	$0	Zero Value	Valued at Zero
Jupiter Resources Inc.	$1,383,964	Broker Quote	$97.14; Price source depth of 1
Travelex	$3,770,097	Vendor Price	Price taken from Barings sourced via Markit
Travelex	$80,900	Barings Supplied	Price taken from Barings sourced via Thomson Reuters

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $0 was transferred from Level 3 to Level 2 for the period from January 1, 2020 through September 30, 2020. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2019	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT SEPTEMBER 30, 2020	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF SEPTEMBER 30, 2020
Equities
Boomerang Tube Holdings, Inc.	$2,441,503	$0	$0	$0	$0	$0	$0	($2,441,503)	$0	($2,441,503)
Fieldwood Energy LLC	$3,044,317	$0	$0	$0	$0	$0	$0	($3,042,641)	$1,676	($3,042,641)
Jupiter Resources Inc.	$1,171,624	$0	$0	$0	$0	$0	$0	($292,906)	$878,718	($292,906)
Sabine Oil & Gas LLC	$247,494	$0	$0	$0	($6,547)	$0	$21,695	($262,642)	$0	($262,642)
Templar Energy LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Templar Energy LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Travelex Private Equity	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Common Stocks	$6,904,938	$0	$0	$0	($6,547)	$0	$21,695	($6,039,692)	$880,394	($6,039,692)
Pinnacle Operating Corp.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Pinnacle Operating Corp.	$0	$0	$0	$407,393	($429,825)	$0	$22,432	$0	$0	$0
Pinnacle Operating Corp.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Preferred Stocks	$0	$0	$0	$407,393	($429,825)	$0	$22,432	$0	$0	$0
Appvion Holdings Corp	$3,223	$0	$0	$0	$0	$0	$0	($3,223)	$0	($3,223)
Appvion Inc.	$1,612	$0	$0	$0	$0	$0	$0	($1,612)	$0	($1,612)
Sabine Oil & Gas LLC	$176,855	$0	$0	$0	($60,669)	$0	$107,548	($223,735)	$0	($223,735)
Warrants	$181,690	$0	$0	$0	($60,669)	$0	$107,548	($228,570)	$0	($228,570)
Total Equities	$7,086,628	$0	$0	$407,393	($497,041)	$0	$151,675	($6,268,261)	$880,394	($6,268,261)
Boomerang Tube, LLC	$2,540,684	$0	$0	$44,561	$0	$0	$0	($2,378,425)	$206,820	($2,378,425)
Bank Loans	$2,540,684	$0	$0	$44,561	$0	$0	$0	($2,378,425)	$206,820	($2,378,425)
Appvion Inc.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Jupiter Resources Inc.	$0	$0	$0	$1,424,667	$0	$0	$0	($40,703)	$1,383,964	($40,703)
Travelex	$0	$0	$0	$2,200,906	$0	$10,216	$0	$1,558,975	$3,770,097	$1,558,975
Travelex	$0	$0	$0	$5,097,346	$0	$37	$0	($5,016,483)	$80,900	($5,016,483)
Corporate Bonds	$0	$0	$0	$8,722,920	$0	$10,253	$0	($3,498,211)	$5,234,961	($3,498,211)
Total Fixed Income	$2,540,684	$0	$0	$8,767,481	$0	$10,253	$0	($5,876,636)	$5,441,781	($5,876,636)
Total	$9,627,312	$0	$0	$9,174,874	($497,041)	$10,253	$151,675	($12,144,898)	$6,322,175	($12,144,898)